Note Payable (Details) - Schedule of Future Principal Payments Owed	Dec. 31, 2022 USD ($)
Note Payable (Details) - Schedule of Future Principal Payments Owed [Line Items]
2023	$ 1,000,000
2024	1,000,000
2025	250,000
Principal payments	$ 2,250,000